Fair Value (Tables)	12 Months Ended
Dec. 31, 2011
Fair Value [Abstract]
Recurring Fair Value Measurements

	December 31, 2011
	Fair Value Measurements at Reporting Date Using
	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Estimated Fair Value
	(In millions)
Assets:
Fixed maturity securities:
U.S. corporate securities	$—	$99,001	$6,784	$105,785
Foreign corporate securities	—	59,648	4,370	64,018
Foreign government securities	76	50,138	2,322	52,536
RMBS	—	41,035	1,602	42,637
U.S. Treasury and agency securities	19,911	20,070	31	40,012
CMBS	—	18,316	753	19,069
State and political subdivision securities	—	13,182	53	13,235
ABS	—	11,129	1,850	12,979
Other fixed maturity securities	—	—	—	—

Total fixed maturity securities	19,987	312,519	17,765	350,271

Equity securities:
Common stock	819	1,105	281	2,205
Non-redeemable preferred stock	—	380	438	818

Total equity securities	819	1,485	719	3,023

Trading and other securities:
Actively Traded Securities	—	473	—	473
FVO general account securities	—	244	23	267
FVO contractholder-directed unit-linked investments	7,572	8,453	1,386	17,411
FVO securities held by CSEs	—	117	—	117

Total trading and other securities	7,572	9,287	1,409	18,268
Short-term investments (1)	8,150	8,120	590	16,860
Mortgage loans:
Commercial mortgage loans held by CSEs	—	3,138	—	3,138
Mortgage loans held-for-sale: (2)
Residential mortgage loans	—	2,836	228	3,064
Securitized reverse residential mortgage loans	—	6,466	1,186	7,652

Total mortgage loans held-for-sale	—	9,302	1,414	10,716

Total mortgage loans	—	12,440	1,414	13,854
Other invested assets:
MSRs	—	—	666	666
Other investments	312	124	—	436
Derivative assets: (3)
Interest rate contracts	32	10,426	338	10,796
Foreign currency contracts	1	1,316	61	1,378
Credit contracts	—	301	29	330
Equity market contracts	29	2,703	964	3,696

Total derivative assets	62	14,746	1,392	16,200

Total other invested assets	374	14,870	2,058	17,302
Net embedded derivatives within asset host contracts (4)	—	1	362	363
Separate account assets (5)	28,191	173,507	1,325	203,023

Total assets	$65,093	$532,229	$25,642	$622,964

Liabilities:
Derivative liabilities: (3)
Interest rate contracts	$91	$2,351	$38	$2,480
Foreign currency contracts	—	1,103	17	1,120
Credit contracts	—	85	28	113
Equity market contracts	12	211	75	298

Total derivative liabilities	103	3,750	158	4,011
Net embedded derivatives within liability host contracts (4)	—	19	4,565	4,584
Long-term debt of CSEs	—	2,952	116	3,068
Liability related to securitized reverse residential mortgage loans (6)	—	6,451	1,175	7,626
Trading liabilities (6)	124	3	—	127

Total liabilities	$227	$13,175	$6,014	$19,416

	December 31, 2010
	Fair Value Measurements at Reporting Date Using
	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Estimated Fair Value
	(In millions)
Assets:
Fixed maturity securities:
U.S. corporate securities	$—	$84,623	$7,149	$91,772
Foreign corporate securities	—	62,162	5,726	67,888
Foreign government securities	149	38,719	3,134	42,002
RMBS	274	43,037	2,541	45,852
U.S. Treasury and agency securities	14,602	18,623	79	33,304
CMBS	—	19,664	1,011	20,675
State and political subdivision securities	—	10,083	46	10,129
ABS	—	10,142	3,026	13,168
Other fixed maturity securities	—	3	4	7

Total fixed maturity securities	15,025	287,056	22,716	324,797

Equity securities:
Common stock	831	1,094	268	2,193
Non-redeemable preferred stock	—	504	905	1,409

Total equity securities	831	1,598	1,173	3,602

Trading and other securities:
Actively Traded Securities	—	453	10	463
FVO general account securities	—	54	77	131
FVO contractholder-directed unit-linked investments	6,270	10,789	735	17,794
FVO securities held by CSEs	—	201	—	201

Total trading and other securities	6,270	11,497	822	18,589
Short-term investments (1)	3,026	4,681	858	8,565
Mortgage loans:
Commercial mortgage loans held by CSEs	—	6,840	—	6,840
Residential mortgage loans held-for-sale (2)	—	2,486	24	2,510

Total mortgage loans	—	9,326	24	9,350
Other invested assets:
MSRs	—	—	950	950
Other investments	373	121	—	494
Derivative assets: (3)
Interest rate contracts	131	3,583	39	3,753
Foreign currency contracts	2	1,711	74	1,787
Credit contracts	—	125	50	175
Equity market contracts	23	1,757	282	2,062

Total derivative assets	156	7,176	445	7,777

Total other invested assets	529	7,297	1,395	9,221
Net embedded derivatives within asset host contracts (4)	—	—	185	185
Separate account assets (5)	25,566	155,589	1,983	183,138

Total assets	$51,247	$477,044	$29,156	$557,447

Liabilities:
Derivative liabilities: (3)
Interest rate contracts	$35	$1,598	$125	$1,758
Foreign currency contracts	—	1,372	1	1,373
Credit contracts	—	101	6	107
Equity market contracts	10	1,174	140	1,324

Total derivative liabilities	45	4,245	272	4,562
Net embedded derivatives within liability host contracts (4)	—	11	2,623	2,634
Long-term debt of CSEs	—	6,636	184	6,820
Trading liabilities (6)	46	—	—	46

Total liabilities	$91	$10,892	$3,079	$14,062

(1)

Short-term investments as presented in the tables above differ from the amounts presented in the consolidated balance sheets because certain short-term investments are not measured at estimated fair value (e.g., time deposits, etc.), and therefore are excluded from the tables presented above.

(2)

Mortgage loans held-for-sale as presented in the tables above differ from the amount presented in the consolidated balance sheets as these tables do not include mortgage loans that were previously designated as held-for-investment, but now are designated as held-for-sale and stated at lower of amortized cost or estimated fair value.

(3)

Derivative liabilities are presented within other liabilities in the consolidated balance sheets. The amounts are presented gross in the tables above to reflect the presentation in the consolidated balance sheets, but are presented net for purposes of the rollforward in the Fair Value Measurements Using Significant Unobservable Inputs (Level 3) tables which follow. At December 31, 2010 there were $185 million of non-derivative hedging instruments, carried at amortized cost, which are included within the liabilities total in Note 4 but excluded from derivative liabilities in the tables above as they are not derivative instruments. At December 31, 2011, there were no non-derivative hedging instruments.

(4)

Net embedded derivatives within asset host contracts are presented primarily within premiums, reinsurance and other receivables in the consolidated balance sheets. Net embedded derivatives within liability host contracts are presented primarily within PABs in the consolidated balance sheets. At December 31, 2011, fixed maturity securities and equity securities also included embedded derivatives of $2 million and ($72) million, respectively. At December 31, 2010, fixed maturity securities and equity securities included embedded derivatives of $5 million and ($62) million, respectively.

(5)

Separate account assets are measured at estimated fair value. Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets.

(6)	The liability related to securitized reverse residential mortgage loans and trading liabilities are presented within other liabilities in the consolidated balance sheets.

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Fixed Maturity Securities:
	U.S. Corporate Securities	Foreign Corporate Securities	Foreign Government Securities	RMBS	U.S. Treasury and Agency Securities	CMBS	State and Political Subdivision Securities	ABS	Other Fixed Maturity Securities
	(In millions)
Year Ended December 31, 2011:
Balance, January 1,	$7,149	$5,726	$3,134	$2,541	$79	$1,011	$46	$3,026	$4
Total realized/unrealized gains (losses) included in:
Earnings: (1), (2)
Net investment income	11	27	18	10	—	25	—	24	—
Net investment gains (losses)	17	(9)	—	(41)	—	(16)	—	(18)	—
Net derivative gains (losses)	—	—	—	—	—	—	—	—	—
Other revenues	—	—	—	—	—	—	—	—	—
Policyholder benefits and claims	—	—	—	—	—	—	—	—	—
Other expenses	—	—	—	—	—	—	—	—	—
Other comprehensive income (loss)	327	(66)	—	(5)	3	71	(8)	81	—
Purchases (3)	912	1,740	529	393	6	283	11	1,033	—
Sales (3)	(887)	(2,094)	(179)	(213)	(1)	(178)	(4)	(659)	(4)
Issuances (3)	—	—	—	—	—	—	—	—	—
Settlements (3)	—	—	—	—	—	—	—	—	—
Transfers into Level 3 (4)	169	211	123	20	—	52	10	14	—
Transfers out of Level 3 (4)	(914)	(1,165)	(1,303)	(1,103)	(56)	(495)	(2)	(1,651)	—

Balance, December 31,	$6,784	$4,370	$2,322	$1,602	$31	$753	$53	$1,850	$—

Changes in unrealized gains (losses) relating to assets and liabilities still held at December 31, 2011 included in earnings:
Net investment income	$10	$19	$18	$11	$—	$24	$—	$20	$—
Net investment gains (losses)	$(27)	$(31)	$(3)	$(41)	$—	$(14)	$—	$(10)	$—
Net derivative gains (losses)	$—	$—	$—	$—	$—	$—	$—	$—	$—
Other revenues	$—	$—	$—	$—	$—	$—	$—	$—	$—
Policyholder benefits and claims	$—	$—	$—	$—	$—	$—	$—	$—	$—
Other expenses	$—	$—	$—	$—	$—	$—	$—	$—	$—

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Equity Securities:		Trading and Other Securities:			Short-term Investments	Residential Mortgage Loans Held- for-sale	Securitized Reverse Residential Mortgage Loans
	Common Stock	Non- redeemable Preferred Stock	Actively Traded Securities	FVO General Account Securities	FVO Contractholder- directed Unit-linked Investments
	(In millions)
Year Ended December 31, 2011:
Balance, January 1,	$268	$905	$10	$77	$735	$858	$24	$—
Total realized/unrealized gains (losses) included in:
Earnings: (1), (2)
Net investment income	—	—	—	(7)	5	3	—	—
Net investment gains (losses)	14	(71)	—	—	—	(2)	—	—
Net derivative gains (losses)	—	—	—	—	—	—	—	—
Other revenues	—	—	—	—	—	—	5	—
Policyholder benefits and claims	—	—	—	—	—	—	—	—
Other expenses	—	—	—	—	—	—	—	—
Other comprehensive income (loss)	5	5	—	—	—	2	—	—
Purchases (3)	106	3	—	—	1,246	600	3	—
Sales (3)	(46)	(416)	(8)	(33)	(478)	(870)	—	—
Issuances (3)	—	—	—	—	—	—	175	1,186
Settlements (3)	—	—	—	—	—	—	(87)	—
Transfers into Level 3 (4)	—	12	—	—	121	—	109	—
Transfers out of Level 3 (4)	(66)	—	(2)	(14)	(243)	(1)	(1)	—

Balance, December 31,	$281	$438	$—	$23	$1,386	$590	$228	$1,186

Changes in unrealized gains (losses) relating to assets and liabilities still held at December 31, 2011 included in earnings:
Net investment income	$—	$—	$—	$(8)	$(4)	$—	$—	$—
Net investment gains (losses)	$(6)	$(19)	$—	$—	$—	$(1)	$—	$—
Net derivative gains (losses)	$—	$—	$—	$—	$—	$—	$—	$—
Other revenues	$—	$—	$—	$—	$—	$—	$5	$—
Policyholder benefits and claims	$—	$—	$—	$—	$—	$—	$—	$—
Other expenses	$—	$—	$—	$—	$—	$—	$—	$—

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	MSRs (5), (6)	Net Derivatives: (7)				Net Embedded Derivatives (8)	Separate Account Assets (9)	Long-term Debt of CSEs
		Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Market Contracts				Liability Related to Securitized Reverse Mortgage Loans
	(In millions)
Year Ended December 31, 2011:
Balance, January 1,	$950	$(86)	$73	$44	$142	$(2,438)	$1,983	$(184)	$—
Total realized/unrealized gains (losses) included in:
Earnings: (1), (2)
Net investment income	—	—	—	—	(3)	—	—	—	—
Net investment gains (losses)	—	—	—	—	—	—	39	(8)	—
Net derivative gains (losses)	—	41	(28)	(43)	601	(1,277)	—	—	—
Other revenues	(314)	62	—	—	—	—	—	—	—
Policyholder benefits and claims	—	—	—	—	7	86	—	—	—
Other expenses	—	—	—	—	—	—	—	—	—
Other comprehensive income (loss)	—	329	—	14	1	(119)	—	—	—
Purchases (3)	—	(1)	—	1	228	—	284	—	—
Sales (3)	—	—	—	—	—	—	(743)	—	—
Issuances (3)	173	—	—	(3)	(4)	—	—	—	(1,175)
Settlements (3)	(143)	(44)	(1)	(12)	(8)	(455)	—	76	—
Transfers into Level 3 (4)	—	(1)	—	—	—	—	19	—	—
Transfers out of Level 3 (4)	—	—	—	—	(75)	—	(257)	—	—

Balance, December 31,	$666	$300	$44	$1	$889	$(4,203)	$1,325	$(116)	$(1,175)

Changes in unrealized gains (losses) relating to assets and liabilities still held at December 31, 2011 included in earnings:
Net investment income	$—	$—	$—	$—	$—	$—	$—	$—	$—
Net investment gains (losses)	$—	$—	$—	$—	$—	$—	$—	$(8)	$—
Net derivative gains (losses)	$—	$24	$(24)	$(42)	$601	$(1,303)	$—	$—	$—
Other revenues	$(282)	$68	$—	$—	$—	$—	$—	$—	$—
Policyholder benefits and claims	$—	$—	$—	$—	$7	$94	$—	$—	$—
Other expenses	$—	$—	$—	$—	$—	$—	$—	$—	$—

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Fixed Maturity Securities:
	U.S. Corporate Securities	Foreign Corporate Securities	Foreign Government Securities	RMBS	U.S. Treasury and Agency Securities	CMBS	State and Political Subdivision Securities	ABS	Other Fixed Maturity Securities
	(In millions)
Year Ended December 31, 2010:
Balance, January 1,	$6,694	$5,244	$378	$2,884	$37	$139	$69	$1,659	$6
Total realized/unrealized gains (losses) included in:
Earnings: (1), (2)
Net investment income	22	15	6	64	—	1	—	9	1
Net investment gains (losses)	(13)	(34)	(5)	(59)	—	(6)	—	(40)	—
Net derivative gains (losses)	—	—	—	—	—	—	—	—	—
Other revenues	—	—	—	—	—	—	—	—	—
Policyholder benefits and claims	—	—	—	—	—	—	—	—	—
Other expenses	—	—	—	—	—	—	—	—	—
Other comprehensive income (loss)	277	318	(95)	305	2	89	(2)	168	2
Purchases, sales, issuances and settlements (3)	(415)	305	2,965	(445)	(6)	684	9	1,435	(5)
Transfers into Level 3 (4)	898	502	40	91	46	132	—	28	—
Transfers out of Level 3 (4)	(314)	(624)	(155)	(299)	—	(28)	(30)	(233)	—

Balance, December 31,	$7,149	$5,726	$3,134	$2,541	$79	$1,011	$46	$3,026	$4

Changes in unrealized gains (losses) relating to assets and liabilities still held at December 31, 2010 included in earnings:
Net investment income	$13	$15	$10	$63	$—	$1	$—	$9	$1
Net investment gains (losses)	$(44)	$(43)	$—	$(29)	$—	$(6)	$—	$(23)	$—
Net derivative gains (losses)	$—	$—	$—	$—	$—	$—	$—	$—	$—
Other revenues	$—	$—	$—	$—	$—	$—	$—	$—	$—
Policyholder benefits and claims	$—	$—	$—	$—	$—	$—	$—	$—	$—
Other expenses	$—	$—	$—	$—	$—	$—	$—	$—	$—

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Equity Securities:		Trading and Other Securities:			Short-term Investments	Residential Mortgage Loans Held- for-sale	MSRs (5), (6)
	Common Stock	Non- redeemable Preferred Stock	Actively Traded Securities	FVO General Account Securities	FVO Contractholder- directed Unit-linked Investments
	(In millions)
Year Ended December 31, 2010:
Balance, January 1,	$136	$1,102	$32	$51	$—	$23	$25	$878
Total realized/unrealized gains (losses) included in:
Earnings: (1), (2)
Net investment income	—	—	—	8	(15)	2	—	—
Net investment gains (losses)	5	46	—	—	—	—	—	—
Net derivative gains (losses)	—	—	—	—	—	—	—	—
Other revenues	—	—	—	—	—	—	(2)	(79)
Policyholder benefits and claims	—	—	—	—	—	—	—	—
Other expenses	—	—	—	—	—	—	—	—
Other comprehensive income (loss)	7	12	—	—	—	(9)	—	—
Purchases, sales, issuances and settlements (3)	128	(250)	(22)	(1)	750	842	—	151
Transfers into Level 3 (4)	1	—	—	37	—	—	10	—
Transfers out of Level 3 (4)	(9)	(5)	—	(18)	—	—	(9)	—

Balance, December 31,	$268	$905	$10	$77	$735	$858	$24	$950

Changes in unrealized gains (losses) relating to assets and liabilities still held at December 31, 2010 included in earnings:
Net investment income	$—	$—	$—	$12	$(15)	$2	$—	$—
Net investment gains (losses)	$(2)	$(3)	$—	$—	$—	$—	$—	$—
Net derivative gains (losses)	$—	$—	$—	$—	$—	$—	$—	$—
Other revenues	$—	$—	$—	$—	$—	$—	$(2)	$(28)
Policyholder benefits and claims	$—	$—	$—	$—	$—	$—	$—	$—
Other expenses	$—	$—	$—	$—	$—	$—	$—	$—

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Net Derivatives: (7)				Net Embedded Derivatives (8)	Separate Account Assets (9)	Long-term Debt of CSEs (10)
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Market Contracts
	(In millions)
Year Ended December 31, 2010:
Balance, January 1,	$7	$108	$42	$199	$(1,455)	$1,797	$—
Total realized/unrealized gains (losses) included in:
Earnings: (1), (2)
Net investment income	—	—	—	—	—	—	—
Net investment gains (losses)	—	—	—	—	—	132	48
Net derivative gains (losses)	36	46	4	(88)	(343)	—	—
Other revenues	1	—	—	—	—	—	—
Policyholder benefits and claims	—	—	—	—	8	—	—
Other expenses	—	(4)	—	—	—	—	—
Other comprehensive income (loss)	(107)	2	13	11	(226)	—	—
Purchases, sales, issuances and settlements (3)	(23)	(57)	(15)	20	(422)	242	(232)
Transfers into Level 3 (4)	—	—	—	—	—	46	—
Transfers out of Level 3 (4)	—	(22)	—	—	—	(234)	—

Balance, December 31,	$(86)	$73	$44	$142	$(2,438)	$1,983	$(184)

Changes in unrealized gains (losses) relating to assets and liabilities still held at December 31, 2010 included in earnings:
Net investment income	$—	$—	$—	$—	$—	$—	$—
Net investment gains (losses)	$—	$—	$—	$—	$—	$—	$48
Net derivative gains (losses)	$36	$45	$6	$(82)	$(363)	$—	$—
Other revenues	$5	$—	$—	$—	$—	$—	$—
Policyholder benefits and claims	$—	$—	$—	$—	$8	$—	$—
Other expenses	$—	$—	$—	$—	$—	$—	$—

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Fixed Maturity Securities:
	U.S. Corporate Securities	Foreign Corporate Securities	Foreign Government Securities	RMBS	U.S. Treasury and Agency Securities	CMBS	State and Political Subdivision Securities	ABS	Other Fixed Maturity Securities
	(In millions)
Year Ended December 31, 2009:
Balance, January 1,	$7,498	$5,906	$386	$1,655	$88	$260	$123	$1,383	$40
Total realized/unrealized gains (losses) included in:
Earnings: (1), (2)
Net investment income	15	(4)	12	36	—	1	—	2	1
Net investment gains (losses)	(444)	(326)	(52)	(27)	—	(37)	—	(101)	—
Net derivative gains (losses)	—	—	—	—	—	—	—	—	—
Other revenues	—	—	—	—	—	—	—	—	—
Policyholder benefits and claims	—	—	—	—	—	—	—	—	—
Other expenses	—	—	—	—	—	—	—	—	—
Other comprehensive income (loss)	940	1,515	53	210	(1)	53	7	473	—
Purchases, sales, issuances and settlements (3)	(1,359)	(519)	12	1,126	(29)	(44)	(19)	(139)	(35)
Transfers into and/or out of level 3 (4)	44	(1,328)	(33)	(116)	(21)	(94)	(42)	41	—

Balance, December 31,	$6,694	$5,244	$378	$2,884	$37	$139	$69	$1,659	$6

Changes in unrealized gains (losses) relating to assets and liabilities still held at December 31, 2009 included in earnings:
Net investment income	$18	$(3)	$11	$36	$—	$1	$—	$2	$1
Net investment gains (losses)	$(412)	$(176)	$—	$(82)	$—	$(61)	$—	$(48)	$—
Net derivative gains (losses)	$—	$—	$—	$—	$—	$—	$—	$—	$—
Other revenues	$—	$—	$—	$—	$—	$—	$—	$—	$—
Policyholder benefits and claims	$—	$—	$—	$—	$—	$—	$—	$—	$—
Other expenses	$—	$—	$—	$—	$—	$—	$—	$—	$—

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Equity Securities:
	Common Stock	Non- redeemable Preferred Stock	Trading and Other Securities	Short-term Investments	Residential Mortgage Loans Held- for-sale	MSRs (5), (6)
	(In millions)
Year Ended December 31, 2009:
Balance, January 1,	$105	$1,274	$175	$100	$177	$191
Total realized/unrealized gains (losses) included in:
Earnings: (1), (2)
Net investment income	—	—	16	—	—	—
Net investment gains (losses)	(2)	(357)	—	(21)	—	—
Net derivative gains (losses)	—	—	—	—	—	—
Other revenues	—	—	—	—	(3)	172
Policyholder benefits claims	—	—	—	—	—	—
Other expenses	—	—	—	—	—	—
Other comprehensive income (loss)	6	486	—	—	—	—
Purchases, sales, issuances and settlements (3)	23	(256)	(108)	(51)	2	515
Transfers into and/or out of level 3 (4)	4	(45)	—	(5)	(151)	—

Balance, December 31,	$136	$1,102	$83	$23	$25	$878

Changes in unrealized gains (losses) relating to assets and liabilities still held at December 31, 2009 included in earnings:
Net investment income	$—	$—	$15	$—	$—	$—
Net investment gains (losses)	$(1)	$(168)	$—	$1	$—	$—
Net derivative gains (losses)	$—	$—	$—	$—	$—	$—
Other revenues	$—	$—	$—	$—	$(3)	$147
Policyholder benefits and claims	$—	$—	$—	$—	$—	$—
Other expenses	$—	$—	$—	$—	$—	$—

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Net Derivatives (7)	Net Embedded Derivatives (8)	Separate Account Assets (9)	Long-term Debt CSEs
	(In millions)
Year Ended December 31, 2009:
Balance, January 1,	$2,547	$(2,929)	$1,677	$—
Total realized/unrealized gains (losses) included in:
Earnings: (1), (2)
Net investment income	(13)	—	—	—
Net investment gains (losses)	—	—	(223)	—
Net derivative gains (losses)	(225)	1,716	—	—
Other revenues	(33)	—	—	—
Policyholder benefits and claims	—	(114)	—	—
Other expenses	(2)	—	—	—
Other comprehensive income (loss)	(11)	15	—	—
Purchases, sales, issuances and settlements (3)	97	(143)	478	—
Transfers into and/or out of level 3 (4)	(2,004)	—	(135)	—

Balance, December 31,	$356	$(1,455)	$1,797	$—

Changes in unrealized gains (losses) relating to assets and liabilities still held at December 31, 2009 included in earnings:
Net investment income	$(13)	$—	$—	$—
Net investment gains (losses)	$—	$—	$—	$—
Net derivative gains (losses)	$(194)	$1,697	$—	$—
Other revenues	$5	$—	$—	$—
Policyholder benefits and claims	$—	$(114)	$—	$—
Other expenses	$(2)	$—	$—	$—

(1)

Amortization of premium/discount is included within net investment income. Impairments charged to earnings on securities and certain mortgage loans are included within net investment gains (losses) while changes in estimated fair value of certain mortgage loans and MSRs are recorded in other revenues. Lapses associated with net embedded derivatives are included within net derivative gains (losses).

(2)	Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(3)

The amount reported within purchases, sales, issuances and settlements is the purchase or issuance price and the sales or settlement proceeds based upon the actual date purchased or issued and sold or settled, respectively. Items purchased/issued and sold/settled in the same period are excluded from the rollforward. For the year ended December 31, 2011, fees attributed to net embedded derivatives are included within settlements. For the years ended December 31, 2010 and 2009, fees attributed to net embedded derivatives are included within purchases, sales, issuances and settlements. Purchases, sales, issuances and settlements for the year ended December 31, 2010 include financial instruments acquired from ALICO as follows: $5.4 billion of fixed maturity securities, $68 million of equity securities, $582 million of trading and other securities, $216 million of short-term investments, ($10) million of net derivatives, $244 million of separate account assets and ($116) million of net embedded derivatives.

(4)

Total gains and losses (in earnings and other comprehensive income (loss)) are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and/or out of Level 3 in the same period are excluded from the rollforward.

(5)

The additions for purchases, originations and issuances and the reductions for loan payments, sales and settlements, affecting MSRs were $173 million and ($143) million, respectively, for the year ended December 31, 2011. The additions for purchases, originations and issuances and the reductions for loan payments, sales and settlements, affecting MSRs were $330 million and ($179) million, respectively, for the year ended December 31, 2010. The additions for purchases, originations and issuances and the reductions for loan payments, sales and settlements, affecting MSRs were $628 million and ($113) million, respectively, for the year ended December 31, 2009.

(6)

The changes in estimated fair value due to changes in valuation model inputs or assumptions were ($314) million, ($79) million and $172 million for the years ended December 31, 2011, 2010 and 2009, respectively. For the years ended December 31, 2011, 2010 and 2009 there were no other changes in estimated fair value affecting MSRs.

(7)	Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

(8)	Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

(9)

Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders within separate account liabilities. Therefore, such changes in estimated fair value are not recorded in net income. For the purpose of this disclosure, these changes are presented within net investment gains (losses).

(10)	The long-term debt of the CSEs at January 1, 2010 is reported within the purchases, sales, issuances and settlements caption of the rollforward.

Residential mortgage loans held-for-sale carried under the fair value option

	December 31,
	2011	2010
	(In millions)
Unpaid principal balance	$2,935	$2,473
Excess of estimated fair value over unpaid principal balance	129	37

Carrying value at estimated fair value	$3,064	$2,510

Loans in non-accrual status	$3	$2
Loans more than 90 days past due	$20	$3
Loans in non-accrual status or more than 90 days past due, or both — difference between aggregate estimated fair value and unpaid principal balance	$(2)	$(1)

Changes in estimated fair value residential mortgage loans held-for-sale

	Years Ended December 31,
	2011	2010	2009
	(In millions)
Instrument-specific credit risk based on changes in credit spreads for non-agency loans and adjustments in individual loan quality	$(3)	$(1)	$(2)
Other changes in estimated fair value	511	487	600

Total gains (losses) recognized in other revenues	$508	$486	$598

Securitized reverse residential mortgage loans

December 31, 2011
(In millions)
Unpaid principal balance	$6,914
Excess of estimated fair value over unpaid principal balance	738

Carrying value at estimated fair value	$7,652

Loans in non-accrual status	$—
Loans more than 90 days past due	$59
Loans in non-accrual status or more than 90 days past due, or both — difference between aggregate estimated fair value and unpaid principal balance	$—

Fair value liabilities measured on recurring basis liability related to securitized reverse residential mortgage loans

December 31, 2011
(In millions)
Contractual principal balance	$6,914
Excess of estimated fair value over contractual principal balance	712

Carrying value at estimated fair value	$7,626

Mortgage Loans Held by Consolidated Securitization Entities carried under the Fair Value Option

	December 31,
	2011	2010
	(In millions)
Unpaid principal balance	$3,019	$6,636
Excess of estimated fair value over unpaid principal balance	119	204

Carrying value at estimated fair value	$3,138	$6,840

Commercial mortgage loans and securities classified as trading securities the related long-term debt carried under fair value option

	December 31,
	2011	2010
	(In millions)
Contractual principal balance	$2,954	$6,619
Excess of estimated fair value over contractual principal balance	114	201

Carrying value at estimated fair value	$3,068	$6,820

Estimated fair value of certain investments

	Years Ended December 31,
	2011			2010			2009
	Carrying Value Prior to Measurement	Estimated Fair Value After Measurement	Net Investment Gains (Losses)	Carrying Value Prior to Measurement	Estimated Fair Value After Measurement	Net Investment Gains (Losses)	Carrying Value Prior to Measurement	Estimated Fair Value After Measurement	Net Investment Gains (Losses)
	(In millions)
Mortgage loans: (1)
Held-for-investment	$166	$151	$(15)	$179	$164	$(15)	$294	$202	$(92)
Held-for-sale	61	58	(3)	35	33	(2)	9	8	(1)

Mortgage loans, net	$227	$209	$(18)	$214	$197	$(17)	$303	$210	$(93)

Other limited partnership interests (2)	$18	$13	$(5)	$35	$23	$(12)	$915	$561	$(354)
Real estate joint ventures (3)	$—	$—	$—	$33	$8	$(25)	$175	$93	$(82)
Goodwill (4)	$65	$—	$(65)	$—	$—	$—	$—	$—	$—

(1)

Mortgage loans — The impaired mortgage loans presented above were written down to their estimated fair values at the date the impairments were recognized and are reported as losses above. Subsequent improvements in estimated fair value on previously impaired loans recorded through a reduction in the previously established valuation allowance are reported as gains above. Estimated fair values for impaired mortgage loans are based on observable market prices or, if the loans are in foreclosure or are otherwise determined to be collateral dependent, on the estimated fair value of the underlying collateral, or the present value of the expected future cash flows. Impairments to estimated fair value and decreases in previous impairments from subsequent improvements in estimated fair value represent non-recurring fair value measurements that have been categorized as Level 3 due to the lack of price transparency inherent in the limited markets for such mortgage loans.

(2)

Other limited partnership interests — The impaired investments presented above were accounted for using the cost method. Impairments on these cost method investments were recognized at estimated fair value determined from information provided in the financial statements of the underlying entities in the period in which the impairment was incurred. These impairments to estimated fair value represent non-recurring fair value measurements that have been classified as Level 3 due to the limited activity and price transparency inherent in the market for such investments. This category includes several private equity and debt funds that typically invest primarily in a diversified pool of investments using certain investment strategies including domestic and international leveraged buyout funds; power, energy, timber and infrastructure development funds; venture capital funds; and below investment grade debt and mezzanine debt funds. The estimated fair values of these investments have been determined using the NAV of the Company’s ownership interest in the partners’ capital. Distributions from these investments will be generated from investment gains, from operating income from the underlying investments of the funds and from liquidation of the underlying assets of the funds. It is estimated that the underlying assets of the funds will be liquidated over the next two to 10 years. Unfunded commitments for these investments were $4 million and $34 million at December 31, 2011 and 2010, respectively.

(3)

Real estate joint ventures — The impaired investments presented above were accounted for using the cost method. Impairments on these cost method investments were recognized at estimated fair value determined from information provided in the financial statements of the underlying entities in the period in which the impairment was incurred. These impairments to estimated fair value represent non-recurring fair value measurements that have been classified as Level 3 due to the limited activity and price transparency inherent in the market for such investments. This category includes several real estate funds that typically invest primarily in commercial real estate. The estimated fair values of these investments have been determined using the NAV of the Company’s ownership interest in the partners’ capital. Distributions from these investments will be generated from investment gains, from operating income from the underlying investments of the funds and from liquidation of the underlying assets of the funds. It is estimated that the underlying assets of the funds will be liquidated over the next two to 10 years. There were no unfunded commitments for these investments at December 31, 2011. Unfunded commitments for these investments were $6 million at December 31, 2010.

(4)

Goodwill — As discussed in Notes 2 and 7, the Company recorded an impairment of goodwill associated with MetLife Bank. This impairment has been categorized as Level 3 due to the significant unobservable inputs used in the determination of the associated estimated fair value.

Fair value of financial instruments

	December 31,
	2011			2010
	Notional Amount	Carrying Value	Estimated Fair Value	Notional Amount	Carrying Value	Estimated Fair Value
	(In millions)
Assets:
Mortgage loans: (1)
Held-for-investment		$53,777	$56,422		$52,136	$53,927
Held-for-sale		4,462	4,462		811	811

Mortgage loans, net		$58,239	$60,884		$52,947	$54,738
Policy loans		$11,892	$14,213		$11,761	$13,253
Real estate joint ventures (2)		$130	$183		$451	$482
Other limited partnership interests (2)		$1,318	$1,656		$1,539	$1,619
Short-term investments (3)		$450	$450		$819	$819
Other invested assets (2)		$1,434	$1,434		$1,490	$1,490
Cash and cash equivalents		$10,461	$10,461		$12,957	$12,957
Accrued investment income		$4,344	$4,344		$4,328	$4,328
Premiums, reinsurance and other receivables (2)		$4,639	$5,232		$3,752	$4,048
Other assets (2)		$310	$308		$466	$453
Assets of subsidiaries held-for-sale (2)		$—	$—		$3,068	$3,068
Liabilities:
PABs (2)		$146,890	$153,304		$146,822	$152,745
Payables for collateral under securities loaned and other transactions		$33,716	$33,716		$27,272	$27,272
Bank deposits		$10,507	$10,507		$10,316	$10,371
Short-term debt		$686	$686		$306	$306
Long-term debt (2), (4)		$20,587	$22,514		$20,734	$21,892
Collateral financing arrangements		$4,647	$4,136		$5,297	$4,757
Junior subordinated debt securities		$3,192	$3,491		$3,191	$3,461
Other liabilities (2), (5)		$4,087	$4,087		$2,777	$2,777
Separate account liabilities (2)		$49,610	$49,610		$42,160	$42,160
Liabilities of subsidiaries held-for-sale (2)		$—	$—		$105	$105
Commitments: (6)
Mortgage loan commitments	$4,129	$—	$3	$3,754	$—	$(17)
Commitments to fund bank credit facilities, bridge loans and private corporate bond investments	$1,432	$—	$51	$2,437	$—	$—

(1)

Mortgage loans held-for-investment as presented in the table above differ from the amounts presented in the consolidated balance sheets because this table does not include commercial mortgage loans held by CSEs, which are accounted for under the FVO.

Mortgage loans held-for-sale as presented in the table above differ from the amounts presented in the consolidated balance sheets because this table only includes mortgage loans that were previously designated as held-for-investment but now are designated as held-for-sale and stated at lower of amortized cost or estimated fair value.

(2)

Carrying values presented herein differ from those presented in the consolidated balance sheets because certain items within the respective financial statement caption are not considered financial instruments. Financial statement captions excluded from the table above are not considered financial instruments.

(3)

Short-term investments as presented in the table above differ from the amounts presented in the consolidated balance sheets because this table does not include short-term investments that meet the definition of a security, which are measured at estimated fair value on a recurring basis.

(4)	Long-term debt as presented in the table above does not include long-term debt of CSEs, which is accounted for under the FVO.

(5)

Other liabilities as presented in the table above differ from the amounts presented in the consolidated balance sheets because certain items within other liabilities are not considered financial instruments and this table does not include the liability related to securitized reverse residential mortgage loans, which are accounted for under the FVO.

(6)	Commitments are off-balance sheet obligations. Negative estimated fair values represent off-balance sheet liabilities.